Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies

The Company has future minimum rental commitments under noncancelable operating leases in effect at December 31, 2015, with initial terms of one year or more, of the following (in thousands):

2016	579
2017	596
2018	509

$1,684